UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: October 31, 2019

Item 1. Schedule of Investments.

Volshares Large Cap ETF
Schedule of Investments
October 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Accommodation and Food Services - 4.0%
592	Yum! Brands, Inc.	$60,212
	Administrative and Support and Waste Management and Remediation Services - 3.9%
685	Republic Services, Inc.	59,944
	Finance and Insurance - 4.0%
1,152	American International Group, Inc.	61,010
	Information - 11.8%
435	Crown Castle International Corporation	60,374
2,643	Symantec Corporation	60,472
412	Verisk Analytics, Inc.	59,616
		180,462
	Manufacturing - 20.1%
345	Allergan plc	60,758
1,261	Hologic, Inc. (a)	60,919
223	IDEXX Laboratories, Inc. (a)	63,557
1,402	Johnson Controls International plc	60,748
1,134	Perrigo Company plc	60,125
		306,107
	Real Estate and Rental and Leasing - 31.8% (b)
1,118	Apartment Investment & Management Company	61,356
279	AvalonBay Communities, Inc.	60,727
686	Equity Residential	60,821
432	Federal Realty Investment Trust	58,756
2,814	Kimco Realty Corporation	60,670
446	Mid-America Apartment Communities, Inc.	61,990
875	Regency Centers Corporation	58,835
1,217	UDR, Inc.	61,154
		484,309
	Retail Trade - 3.9%
544	Dollar Tree, Inc. (a)	60,058
	Utilities - 12.1%
741	Dominion Energy, Inc.	61,169
1,268	FirstEnergy Corporation	61,270
2,222	NiSource, Inc.	62,305
		184,744
	Wholesale Trade - 8.3%
1,934	LKQ Corporation (a)	65,737
676	TE Connectivity, Ltd.	60,502
		126,239
	TOTAL COMMON STOCKS (Cost $1,526,256)	1,523,085

	SHORT-TERM INVESTMENTS - 0.0% (c)
74	First American Government Obligations Fund, Class X, 1.74% (d)	74
	TOTAL SHORT-TERM INVESTMENTS (Cost $74)	74
	TOTAL INVESTMENTS - 99.9% (Cost $1,526,330)	1,523,159
	Other Assets in Excess of Liabilities - 0.1%	2,211
	NET ASSETS - 100.0%	$1,525,370

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the annualized seven-day yield as of October 31, 2019.

Summary of Fair Value Disclosure at October 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,523,085	$-	$-	$1,523,085
Short-Term Investments	74	-	-	74
Total Investments in Securities	$1,523,159	$-	$-	$1,523,159
^See Schedule of Investments for breakout of investments by sector classification.

For the period ended October 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title) *      /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date        12/19/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date        12/19/2019

By (Signature and Title) *        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        12/19/2019

* Print the name and title of each signing officer under his or her signature.